Taxation - Schedule of Provision for Income Taxes and the Provision at the PRC, Mainland Statutory Rate (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Provision for Income Taxes and the Provision at the PRC, Mainland Statutory Rate [Abstract]
Loss before income tax expense	$ (61,600)	$ (15,007)	$ (10,674)
Computed income tax benefit with statutory tax rate	(15,400)	(3,752)	(2,669)
Additional deduction for research and development expenses	(439)	(546)	(635)
Tax effect of preferred tax rate	15,696	2,264	1,050
Tax effect of favorable tax rates on small-scale and low-profit entities	18	(92)	123
Tax effect of tax relief		(2)	(7)
Tax effect of non-deductible items	76	77	26
Tax effect due to the disposal of Shengda Group			(3,580)
Tax effect of expired tax attribute carryforwards	523	165
Tax effect of deferred tax effect of tax rate change		(40)	129
Changes in valuation allowance	2,379	4,498	5,794
Total income tax expense	$ 2,853	$ 2,572	$ 231